Share Capital - Additional Information (Detail) - EUR (€)								1 Months Ended	12 Months Ended
	Dec. 19, 2017	Jun. 23, 2017	May 19, 2017	Jun. 06, 2016	Nov. 13, 2015	May 21, 2015	Jan. 01, 2015	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in share capital [Line Items]
Share buyback program, number of common shares repurchased									13,042,592
Vereniging Aegon [member]
Disclosure of changes in share capital [Line Items]
Percentage of shareholding stake in acquired company	32.60%
Vereniging Aegon [member]
Disclosure of changes in share capital [Line Items]
Percentage of shareholding stake in acquired company									32.60%
Exceeded percentage of voting right due to the execution of Share Buyback program										32.60%
Shares brought back due to Buyback program										€ 400,000,000
Aegon [member]
Disclosure of changes in share capital [Line Items]
Share buyback program, number of common shares repurchased										83,116,535
Shares brought back due to Buyback program										€ 400,000,000
Common Share [member]
Disclosure of changes in share capital [Line Items]
Nominal value of issued shares									€ 0.12
Common Share B [member]
Disclosure of changes in share capital [Line Items]
Nominal value of issued shares									€ 0.12
Common shares B [member] | Vereniging Aegon [member]
Disclosure of changes in share capital [Line Items]
Proportion of market value of common shares in capital	2.50%	2.50%	2.50%
Number of shares purchased on exercising options rights		13,042,612	1,979,260
Common shares B [member] | Vereniging Aegon [member]
Disclosure of changes in share capital [Line Items]
Shares repurchased value	€ 1,725,169.73			€ 1,968,332
Proportion of market value of common shares in capital					0.025%	0.025%	0.025%
Number of shares purchased on exercising options rights					760	3,686,000	9,680
Common shares B [member] | Aegon [member] | Vereniging Aegon [member]
Disclosure of changes in share capital [Line Items]
Share buyback program, number of common shares repurchased	13,042,592							17,324,960
Shares repurchased value	€ 1,725,169.73